Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Income Tax Disclosure [Abstract]
Unrecognized income tax benefits, Beginning balance	$ 37	$ 11	$ 8
Increase for income tax positions of prior years	28	0	3
Increase for income tax positions of current year	0	34	0
Settlement of tax positions	0	(8)	0
Other	0	0	0
Unrecognized income tax benefits, Ending balance	$ 65	$ 37	$ 11